MATERIAL ACCOUNTING POLICY INFORMATION	12 Months Ended
Dec. 31, 2024
MATERIAL ACCOUNTING POLICY INFORMATION.
MATERIAL ACCOUNTING POLICY INFORMATION
2.	MATERIAL ACCOUNTING POLICY INFORMATION

The principal accounting policies applied in the preparation of these financial statements are set out below.

a)	Statement of compliance

The Company’s financial statements, including comparatives, have been prepared in accordance with and using accounting policies in compliance with the International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”), effective for the Company’s reporting for the years ended December 31, 2024 and 2023.

b)	Basis of presentation

These financial statements have been prepared on a historical cost basis except for financial instruments classified as subsequently measured at fair value. In addition, these financial statements have been prepared using the accrual basis of accounting, except for cash flow information.

Certain comparative figures have been reclassified to conform to the current period presentation.

c)	Exploration, evaluation and development expenditures

Costs incurred before the Company has obtained the legal right to explore are expensed as incurred. Once the legal right to explore has been acquired, the Company capitalizes the costs of acquiring rights or licenses, including those purchased from other parties or staked directly by the Company, until such time as the lease expires, it is abandoned, sold or considered impaired in value. Indirect administrative costs and costs of surveying, exploratory drilling, sampling, materials, fuel, equipment rentals or payments to contractors are expensed as incurred. Once the technical feasibility and commercial viability of extracting a mineral resource are demonstrable and economically recoverable reserves are developed, any direct exploration costs of the related property are capitalized as development costs.

Exploration and evaluation properties are not amortized during the exploration and evaluation stage.

The Company does not have revenue from mining operations. The Company recognizes gains or losses on the sale of exploration and evaluation assets in accordance with the terms of the purchase and sale agreements. Gains or losses are recognized when a mining option is executed and the cost is derecognized in accordance with the percentage interest sold.

At each reporting date the carrying amounts of the Company’s exploration and evaluation assets are reviewed to determine whether there is any indication that those assets are impaired. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment, if any. The recoverable amount is the higher of fair value less costs to sell and value in use. If the recoverable amount of an asset is estimated to be less than its carrying amount, the carrying amount of the asset is reduced to its recoverable amount and the impairment loss is recognized in profit or loss for the period.

For the purposes of impairment testing, exploration and evaluation assets are allocated to cash generating units (“CGU”) to which the exploration activity relates. Each of the Company’s properties is considered to be a separate CGU. Where an impairment loss subsequently reverses, the carrying amount of the asset (or CGU) is increased to the revised estimate of its recoverable amount, but only to the extent that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or CGU) in prior years. A reversal of an impairment loss is recognized immediately in profit or loss.

2.	MATERIAL ACCOUNTING POLICY INFORMATION (continued)
d)	Decommissioning liabilities

The Company recognizes liabilities for statutory, contractual, constructive or legal obligations associated with the retirement of exploration and evaluation assets and equipment when those obligations result from the acquisition, construction, development or normal operation of assets. The net present value of future reclamation costs is expensed as part of exploration and evaluation expenditures up until the point it is concluded that the technical feasibility and commercial viability of extracting a mineral resource from a particular project are demonstrable and economically recoverable reserves are developed, after which any such costs are capitalized as development costs with a corresponding increase in the reclamation provision in the period incurred.

Pre-tax discount rates that reflect the time value of money are used to calculate the net present value. The Company’s estimates of reclamation costs could change as a result of changes in regulatory requirements, discount rates and assumptions regarding the amount and timing of the future expenditures. These changes are recorded directly to exploration and evaluation expenditures or exploration and evaluation assets and the reclamation provision. The Company’s estimates are reviewed annually for changes in regulatory requirements, discount rates, effects of inflation and changes in estimates. Changes in the net present value, excluding changes in the Company’s estimates of reclamation costs, are charged to profit or loss for the period.

e)	Property, plant and equipment

Property, plant and equipment is recorded at cost less accumulated depreciation calculated using the straight-line method over the estimated useful lives as follows:

Property and Buildings	10-25 years
Geological Equipment and Other Facilities	2-20 years
Computer Equipment	2-5 years
Office Furniture and Equipment	5 years
Vehicles	3 years

Depreciation of an asset begins once it is available for use.

Long-lived assets are comprised of property and equipment. At the end of each reporting period the carrying amounts of the Company’s long-lived assets are reviewed to determine whether there is any indication that those assets are impaired. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment, if any. The recoverable amount is the higher of fair value less costs to sell and value in use.

Fair value is determined as the amount that would be obtained by the sale of the asset in any arm’s length transaction between knowledgeable and willing parties. Fair value of mineral assets is generally determined as the present value of the estimated cash flows expected to arise from the continued use of the asset, including an expansion project. Value in use is determined as the present value of the estimated future cash flows expected to arise from the continued use of the asset in its present form and from its ultimate disposal.

Impairment is assessed at the CGU level, which is identified as the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets.

Non-financial assets that have been impaired are tested for possible reversal of the impairment whenever events or changes in circumstances indicate that the impairment may have reversed. When a reversal of a previous impairment is recorded, the reversal amount is adjusted for depreciation that would have been recorded had the impairment not taken place.

2.	MATERIAL ACCOUNTING POLICY INFORMATION (continued)
f)	Share-based payment transactions

Share-based payments to employees are measured at the fair value of the instruments issued and amortized over the vesting periods. Share-based payments to non-employees are measured at the fair value of the goods or services received or the fair value of the equity instruments issued if it is determined the fair value of the goods or services cannot be reliably measured, and are recorded at the date the goods or services are received. The amount recognized as an expense is adjusted to reflect the number of awards expected to vest. The offset to the recorded cost is to equity settled share-based payments reserve.

Consideration received on the exercise of stock options is recorded as share capital and the related equity settled share-based payments reserve is transferred to share capital. Charges for options that are forfeited/cancelled before vesting are transferred from equity settled share-based payment reserve to deficit. Charges for options that are expired remain in equity settled share-based payment reserve.

Where the terms and conditions of options are modified before they vest, the changes in fair value of the options, measured immediately before and after the modification, is also charged to profit or loss over the remaining vesting period.

g)	Valuation of equity units issued in private placements

The Company follows the pro-rata allocation method with respect to the measurement of shares and warrants issued as private placement units. This values each component at fair value and allocates total proceeds received between shares and warrants based on the pro rata relative values of the components. The fair value of the common shares is based on the closing quoted bid price on the issue date and the fair value of the common share purchase warrants is determined at the issue date using the Black- Scholes pricing model. In the event of a modification in warrants issued as private placement units, no re-measurement adjustment is recognized within equity.

h)	Financial instruments

Financial assets and liabilities are recognized when the entity becomes a party to the contractual provisions of the instrument. Financial assets are derecognized when the rights to receive cash flows have expired or substantially all risks and rewards of ownership have been transferred. Gains and losses on derecognition are generally recognized in profit and loss. Financial liabilities are derecognized when the Company’s obligation has been discharged, cancelled or expired.

Financial assets are classified and measured either at amortized cost, fair value through other comprehensive income (“FVOCI”) or fair value through profit or loss (“FVTPL”) based on the business model in which they are held and the characteristics of their contractual cash flows. Financial assets that are held within a business model whose objective is to collect the contractual cash flows, and that have contractual cash flows that are solely payments of principal and interest are measured at amortized cost at the end of the subsequent accounting periods. All other financial assets including equity investments and secured notes are measured at their fair values at the end of subsequent accounting periods, with any change taken through profit or loss or other comprehensive income. Financial liabilities include accounts payable and lease liabilities, which are measured at amortized cost.

2.	MATERIAL ACCOUNTING POLICY INFORMATION (continued)
h)	Financial instruments (continued)

All financial instruments are initially recognized at fair value on the statement of financial position. Subsequent measurement of financial instruments is based on their classification. Financial assets and liabilities classified at FVTPL are measured at fair value with changes in those fair values recognized in profit or loss or other comprehensive income for the period. Financial assets and liabilities classified at amortized cost are measured at amortized cost using the effective interest method.

The following table sets out the classifications of the Company’s financial assets and liabilities:

Financial assets/liabilities	Classification under IFRS 9
Cash	Amortized cost
Investments	FVTPL
Deposits	Amortized cost
Secured notes	FVTPL
Interest receivable	Amortized cost
Accounts payables and accrued liabilities	Amortized cost
Lease liabilities	Amortized cost

IFRS requires an expected credit loss model for calculating the impairment of financial assets.

The expected credit loss model requires an entity to account for expected credit losses and changes in those expected credit losses at each reporting date to reflect changes in initial recognition. Impairment losses on financial assets carried at amortized cost are reversed in subsequent periods, if the amount of the loss decreases and the decrease can be objectively related to an event occurring after the impairment was recognized.

Impairment losses on financial assets carried at amortized cost are reversed in subsequent periods, if the amount of the loss decreases and the decrease can be objectively related to an event occurring after the impairment was recognized.

i)	Investments

Purchases and sales of investments are recognized on the settlement date. Realized gains and losses on disposal of investments and unrealized gains and losses in the fair value of investments are reflected in the statement of loss and comprehensive loss. Upon disposal of an investment, previously recognized unrealized gains or losses are reversed so as to recognize the full realized gain or loss in the period of disposition. All transaction costs associated with the acquisition and disposition of investments are expensed to the statement of loss and comprehensive loss as incurred. Interest income and other income are recorded on an accrual basis.

The fair value of investments is determined as follows:

(a)	Securities that are traded in an active market and for which no sales restrictions apply, are presented at fair value based on quoted closing trade prices at the date of statement of financial position. If there were no trades on the date of the statement of financial position, these securities are presented at the closing price on the last date the security traded. These investments are included in Level 1 of the fair value hierarchy.
(b)	Securities that are traded in an active market, but which are escrowed or otherwise restricted as to their sale or transfer, are recorded at amounts discounted from market value to a maximum of 10%. In determining the discount for such investments, the Company considers the nature and length of the restriction. These investments are included in Level 2 of the fair value hierarchy.
(c)	Securities that are not traded in an active market or are valued based on unobservable market inputs are included in the Level 3 of the fair value hierarchy.

See Note 5 for details of investments held by the Company as at December 31, 2024 and 2023.

2.	MATERIAL ACCOUNTING POLICY INFORMATION (continued)
j)	Investment in an associate

An associate is an entity over which the investor has significant influence but not control and that is neither a subsidiary nor an interest in a joint venture. The Company’s share of the net assets and net earnings or loss is accounted for in the financial statements using the equity method of accounting.

Under the equity method, the Company’s investment in an associate is initially recognized at cost and subsequently increased or decreased to recognize the Company’s share of net earnings and losses of the associate, after any adjustments necessary to give effect to uniform accounting policies, any other movement in the associate’s reserves, any dilution gains /losses as a result of changes in equity interest, and for impairment losses after the initial recognition date. The Company’s share of an associate’s losses that are in excess of its investment are recognized only to the extent that the Company has incurred legal or constructive obligations or made payments on behalf of the associate. The Company’s share of earnings and losses of associates are recognized in net earnings/(loss) during the period. Dividends and repayment of capital received from an associate are accounted for as a reduction in the carrying amount of the Company’s investment. Unrealized gains and losses between the Company and its associates are recognized only to the extent of unrelated investors’ interests in the joint ventures and associates. Intercompany balances and interest expense and income arising on loans and borrowings between the Company and associates are not eliminated.

k)	Flow-through shares

The Company will from time to time issue flow-through common shares to finance a significant portion of its exploration program. Pursuant to the terms of the flow-through share agreements, these shares transfer the tax deductibility of qualifying resource expenditures to investors. On issuance, the Company bifurcates the flow-through share into i) a flow-through share premium, equal to the estimated premium, if any, investors pay for the flow-through feature, which is recognized as a liability, and ii) share capital. Upon expenditures being incurred, the Company derecognizes the liability and recognizes a deferred tax liability for the amount of tax reduction renounced to the shareholders. The premium is recognized as recovery of flow-through premium liability and the related deferred tax is recognized as a tax provision.

The Company is subject to the flow-through share rules under the Income Tax Act of Canada. Proceeds received from the issuance of flow-through shares are required to be used only for Canadian resource property exploration expenditures within a specified time. The Company may also be subject to Part XII.6 tax on flow through proceeds renounced but not spent under the Look-Back Rules. When applicable, this tax is accrued as an expense.

l)	Income taxes

Income tax on the profit or loss for the years presented comprises current and deferred tax. Income tax is recognized in profit or loss except to the extent that it relates to items recognized directly in equity, in which case it is recognized in equity.

Current tax expense is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at year end, adjusted for amendments to tax payable with regards to previous years.

Deferred tax is provided using the statement of financial position liability method, providing for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. However, deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill; deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss. The amount of deferred tax provided is based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using tax rates enacted or substantively enacted at year end applicable to the period of expected realization or settlement.

A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the asset can be utilized.

2.	MATERIAL ACCOUNTING POLICY INFORMATION (continued)
m)	Significant accounting estimates and judgments

The preparation of these financial statements requires management to make certain estimates, judgments and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of expenses during the reporting period. Actual outcomes could differ from these estimates.

These financial statements include estimates which, by their nature, are uncertain. The impacts of such estimates may be pervasive throughout the financial statements, and may require accounting adjustments based on future occurrences. Revisions to accounting estimates are recognized in the period in which the estimate is revised and future periods if the revision affects both current and future periods. These estimates are based on historical experience, current and future economic conditions and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

Significant assumptions about the future and other sources of estimation uncertainty that management has made at year end that could result in a material adjustment to the carrying amounts of assets and liabilities, in the event that actual results differ from assumptions made, relate to the following:

(i)	Critical accounting estimates

Valuation of Secured Notes

The fair value of secured notes at the issue date and the period end date is determined using the Hull-White model of interest rate uncertainty within a FINCAD Callable / Puttable Bond Model. The model involves various inputs to determine the fair value of the secured notes, including coupon rate, credit spread, mean reversion, rate volatility, riskless rates and redemption prices. Certain of the inputs are estimates that involve considerable judgment and are, or could be, affected by significant factors that are out of the Company’s control. These estimates impact the value of the secured notes recognized in the statement of financial position and revaluation adjustments recognized in the statement of loss and comprehensive loss during the period.

Valuation of Options Granted

The fair value of common share purchase options granted is determined at the issue date using the Black-Scholes option pricing model. The Black-Scholes model involves six key inputs to determine the fair value of an option, which are: risk-free interest rate, exercise price, market price at the grant date, expected dividend yield, expected life, and expected volatility. Certain of the inputs are estimates that involve considerable judgment and are, or could be, affected by significant factors that are out of the Company’s control. The Company is also required to estimate the future forfeiture rate of options based on historical information in its calculation of share-based payments expense. These estimates impact the values of stock-based compensation expense and reserves.

Computation of Income Taxes

The determination of tax expense for the period and deferred tax assets and liabilities involves significant estimation and judgment by management. In determining these amounts, management interprets tax legislation in a variety of jurisdictions and make estimates of the expected timing of the reversal of deferred tax assets and liabilities. Management also makes estimates of future earnings which affect the extent to which potential future tax benefits may be used.

The Company is subject to assessments by taxation authorities, which may interpret legislation differently. These differences may affect the final amount or the timing of the payment of taxes. We provide for such differences where known based on our best estimate of the probable outcome of these matters.

2.	MATERIAL ACCOUNTING POLICY INFORMATION (continued)
m)	Significant accounting estimates and judgments (continued)

(i)Critical accounting estimates (continued)

Shares Issued to Acquire Exploration and Evaluation Assets

From time to time, the Company issues common shares in the course of acquiring exploration and evaluation assets. When shares are issued without cash consideration, the transaction is recognized at the fair value of the assets received. In the event that the fair value of the assets cannot be reliably determined, the Company will recognize the transaction at the fair value of the shares issued. These estimates impact the value of share capital and exploration and evaluation assets.

Valuation of flow-through premium

The determination of the valuation of flow-through premium is subject to significant judgment and estimates. The flow-through premium is valued as the estimated premium that investors pay for the flow-through feature, being the portion in excess of the market value of shares without the flow-through feature.

Reclamation provision

The valuation of any reclamation provision is subject to significant judgement and estimates. Assumptions, based on the current economic environment, are made to estimate the future liability recognized in Note 9. These estimates take into account any material changes to the assumptions that occur when reviewed regularly by management and are based on current regulatory requirements. Significant changes in estimates of discount rate, contamination, restoration standards and techniques will result in changes to the provision from period to period. Actual reclamation and closure costs will ultimately depend on future market prices for the costs which will reflect the market condition at the time the expenditures are actually incurred. The final cost of the reclamation provision currently recognized may be higher or lower than currently provided for.

(ii)Critical accounting judgments

Asset acquisition versus business combination

Management applied judgment with respect to whether the acquisition of the Kingsway Project (as defined in Note 3 (i)), was an asset acquisition or a business combination. The assessment required management to assess the inputs, processes and outputs acquired at the time of acquisition. Pursuant to the assessment, the Kingsway Project acquisition was determined to be an asset acquisition.

2.	MATERIAL ACCOUNTING POLICY INFORMATION (continued)
m)	Significant accounting estimates and judgments (continued)

(ii)Critical accounting judgments (continued)

Impairment of Exploration and Evaluation Assets

Management is required to assess impairment in respect to the Company’s mineral property interests. The triggering events are defined in IFRS 6. In making the assessment, management is required to make judgments on the status of each project and the future plans towards finding commercial reserves. The carrying value of each exploration and evaluation asset is reviewed regularly for conditions that may suggest impairment.This review requires significant judgment. Factors considered in the assessment of asset impairment include, but are not limited to, whether there has been a significant adverse change in the legal, regulatory, accessibility, title, environmental or political factors that could affect the property’s value; whether there has been an accumulation of costs significantly in excess of the amounts originally expected for the property’s acquisition, development or cost of holding; and whether exploration activities produced results that are not promising such that no more work is being planned in the foreseeable future. If impairment is determined to exist, a formal estimate of the recoverable amount is performed and an impairment loss is recognized to the extent that the carrying amount exceeds the recoverable amount.

Management determined that there were no indicators of impairment at December 31, 2024 or 2023. Management determined that there were indicators of impairment as at June 30, 2023 and impaired $8,000 in exploration and evaluation assets during the year ended December 31, 2023. Refer to Note 3(ii) for further information.

Determination of whether the Company has significant influence over investees

Significant influence is presumed to exist where the Company has between 20% and 50% of the voting rights, but can also arise where the Company has less than 20%, if the Company has the power to participate in the financial and operating policy decisions affecting the entity. Determination of whether the Company has significant influence over investees requires an assessment of the activities of the investee that significantly affect the investee's returns, including strategic, operational and financing decision-making, appointment, remuneration and termination of the key management personnel and when decisions related to those activities can be influenced by the Company.

Based on assessments of the relevant facts and circumstances, primarily, the Company's ownership interests, board representation and ability to influence operating, strategic and financing decisions, the Company concluded that it has significant influence over Kirkland Lake Discoveries Corp. described in Note 6.

Impairment assessment for investment in associates

At each balance sheet date, management considers whether there is objective evidence of impairment in associates, including one or more loss events that would evidence a significant or prolonged decline in the fair value of the investment in associates below the carrying value. The net investment in an associate is impaired and impairment losses are incurred if there is objective evidence of impairment as a result of one or more events that occurred after the initial recognition of the net investment and that loss event or events have a negative impact on the estimated future cash flows from the net investment that can be reliably estimated. If there is such evidence, management determines the amount of impairment to record, if any, in relation to the associate.

The Company had significant influence over Kirkland Lake Discoveries Corp. during the period from May 25, 2023 to December 31, 2024 and as a result, has accounted for it as an investment in an associate during this period. Management determined that there were no indicators of impairment as at December 31, 2024. Management determined that there were indicators of impairment as at December 31, 2023 and had impaired $1,000,237 in its investment in Kirkland Lake Discoveries Corp. during the year ended December 31, 2023.

2.	MATERIAL ACCOUNTING POLICY INFORMATION (continued)
m)	Significant accounting estimates and Judgments (continued)
(ii)	Critical accounting judgments (continued)

Presentation of financial statements as a going concern

Presentation of the financial statements as a going concern, which assumes that the Company will continue in operation for the foreseeable future, obtain additional financing as required, and will be able to realize its assets and discharge its liabilities in the normal course of operations as they come due, involves significant judgment by management.

n)	Initial application of standards, interpretations and amendments to standards and interpretations in the reporting period

The IASB issued certain new accounting standards or amendments that are mandatory for accounting periods on or after January 1, 2024, including amendments to IAS 1 “Classification of Liabilities as Current or Non-Current”, amendments to IFRS 16 “Leases”, and amendments to IAS 7 “Statement of Cash Flow” and IFRS 7 “Financial Instruments Disclosures”. The effect of such new accounting standards or amendments did not have a material impact on the Company and therefore the Company did not record any adjustments to the financial statements.

o)New and amended IFRS standards not yet effective

Certain new accounting standards or interpretations have been published that are not mandatory for the current period and have not been early adopted. These standards and interpretations are not expected to have a material impact on the Company’s financial statements, except for IFRS 18 “Presentation and Disclosure in Financial Statements”.

IFRS 18 includes requirements for all entities applying IFRS for the presentation and disclosure of information in financial statements and has an effective date of January 1, 2027. The effects of the adoption of IFRS 18 on the Company’s financial statements have not yet been determined.